Schedule of deposits, advances, and prepayments current (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Total deposits, advances and prepayments	€ 661	€ 520
Deposits and advances [member]
IfrsStatementLineItems [Line Items]
Total deposits, advances and prepayments	358	341
Other prepayments [member]
IfrsStatementLineItems [Line Items]
Total deposits, advances and prepayments	€ 303	€ 179